SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Less: allowance for current expected credit losses	$ (2,578)	$ (1,665)	$ (774)
Accounts receivable, net	10,565	14,553
Accounts receivable	13,142	16,218
Accounts Receivables Within Thirty Days [Member]
Financing Receivable, Past Due [Line Items]
Over 365 days	3,633	3,891
Accounts Receivables Between 1 and 30 Days [Member]
Financing Receivable, Past Due [Line Items]
Over 365 days	2,512	2,294
Accounts Receivables Between 31 and 60 Days [Member]
Financing Receivable, Past Due [Line Items]
Over 365 days	1,300	1,451
Accounts Receivables Between 61 and 90 Days [Member]
Financing Receivable, Past Due [Line Items]
Over 365 days	481	542
Accounts Receivables Between 91 and 120 Days [Member]
Financing Receivable, Past Due [Line Items]
Over 365 days	246	468
Accounts Receivables Between 121 and 365 Days [Member]
Financing Receivable, Past Due [Line Items]
Over 365 days	983	1,438
Accounts Receivables Over 365 Days [Member]
Financing Receivable, Past Due [Line Items]
Over 365 days	3,987	6,134
Third Parties [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	10,513	13,078
Over 365 days	7,935	11,413
Related Party [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	2,630	3,140
Over 365 days	$ 2,630	$ 3,140